Summary Of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of earning per share basic and diluted reconciliation
The following table includes the calculation of basic and diluted net income/(loss) per share:

	Six Months Ended June 30,
	2021	2020

	(in thousands except per share information)
Loss from continuing operations	$(203,119)	$(23,683)
(Loss) / gain from discontinued operation	(1,022)	28,960

Net (loss) / income available to common stockholders	$(204,141)	$5,277

Basic and diluted net loss per share - continuing operations	$(0.69)	$(0.31)
Basic and diluted net income per share - discontinued operations	—	0.37

Basic and diluted net (loss) / income per share	$(0.69)	$0.06

Shares used in the computation of basic and diluted net (loss)/income per share	294,224	77,371

The following table includes the calculation of basic and diluted net income/(loss) per share:

	Year Ended December 31,
	2020	2019
	(in thousands except per share information)
Loss from continuing operations	$(47,720)	$(59,985)
Income/(loss) from discontinued operations	28,185	(6,160)

Net loss available to common stockholders	$(19,535)	$(66,145)

Basic and diluted net loss per share - continuing operations	$(0.55)	$(2.23)
Basic and diluted net income/(loss) per share - discontinued operations	0.32	(0.23)

Basic and diluted net loss per share - total	$(0.23)	$(2.46)

Shares used in computation of basic and diluted net income/(loss) per share	87,479	26,942

Summary of property and equipment net
The estimated useful lives are as follows:

Asset	Estimated useful lives-years
Satellites	3
Computer equipment and software	3
Site and other equipment	3 - 5
Ground station equipment	2
Office furniture and fixtures	5
Leasehold improvements	shorter of useful life or remaining lease term

Summary of finite lived intangible assets
The estimated useful lives of the Company’s finite-lived intangible assets are as follows:

Asset	Estimated useful lives-years
Distribution agreements	2
Customer backlog and relationships	1-10
Technology	3-5

Osprey Technology Acquisition Corp [Member]
Summary of earning per share basic and diluted reconciliation
The following table reflects the calculation of basic and diluted net income (loss) per share (in dollars, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Class A Common Stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$15,932	$380,337	$63,087	$1,434,079
Unrealized loss on marketable securities held in Trust Account	(5,039)	(333,649)	(52)	(3,663)
Less: interest available to be withdrawn for payment of taxes	(10,893)	(17,080)	(63,035)	(303,956)

Net income attributable to Class A Common Stock subject to possible redemption	$—	$29,608	$—	$1,126,460

Denominator: Weighted Average Class A Common Stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	31,625,000	28,488,312	28,793,444	28,226,868

Basic and diluted net income per share, Class A Common Stock subject to possible redemption	$0.00	$0.04	$0.00	$0.04

Non-Redeemable Common Stock
Numerator: Net Income (Loss) minus Net Earnings
Net Income (Loss)	$(1,823,714)	$(9,128,568)	$(14,694,704)	$(2,686,114)
Net income (loss) allocable to Class A Common Stock subject to possible redemption	—	(29,608)	—	(1,126,460)

Non-Redeemable Net Income (Loss)	$(1,823,714)	$(9,158,176)	$(14,694,704)	$(3,812,574)

Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (1)	7,906,250	11,042,938	9,314,206	11,304,382

Basic and diluted net (loss) income per share, Non-redeemable common stock	$(0.23)	$(0.83)	$(1.58)	$(0.34)

(1)
The Company has not considered the effect of the warrants sold in the Initial Public Offering and private placement to purchase an aggregate of 24,137,500 shares in the calculation of diluted income (loss) per share, since the inclusion of such warrants would be anti-dilutive.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Year Ended December 31, 2020	Year Ended December 31, 2019
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Class A Common Stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$1,492,477	$632,256
Unrealized gain (loss) on marketable securities held in Trust Account	2,868	(5,729)
Less: interest available to be withdrawn for payment of taxes	(240,068)	(186,104)

Net income attributable to Class A Common Stock subject to possible redemption	$1,255,278	$440,423

Denominator: Weighted Average Class A Common S tock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	27,639,376	28,129,383

Basic and diluted net income per share, Class A Common Stock subject to possible redemption	$0.05	$0.02

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(15,265,396)	$(7,209,680)
Less: Net income allocable to Class A Common Stock subject to possible redemption	(1,255,278)	(440,423)

Non-Redeemable Net Loss	$(16,520,674)	$(7,650,103)

Denominator: Weighted Average Non-Redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	11,891,874	7,814,396

Basic and diluted net loss per share, Non-redeemable common stock	$(1.39)	$(0.98)